Related Party Transactions - Schedule of Fair Value of Each Warrants Option Award (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Volatility	75.00%
Expected lives years	5 years 9 months
Expected dividend yield
Risk free rates	2.35%
Warrant [Member]
Volatility	75.00%
Expected lives years	5 years 9 months
Expected dividend yield
Risk free rates	1.75%